Bank Loans and Banking Facilities (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Bank Loans and Banking Facilities

Bank loans consisted of the following:

At December 31,	2019
Short-term bank loan	$1,433
Debt issuance cost	(23)
Total short-term debt	$1,410

Long-term bank loans	$96,354
Debt issuance cost	(412)
Total debt	95,942
Less: current maturities	(2,081)
Total long-term debt	$93,861

Schedule of Maturities of Long-term Bank Loan	Future maturities of long-term bank loan are as follows:

At December 31,	2019
2020	$2,235
2021	7,338
2022	15,048
2023	9,933
2024	12,125
Thereafter	49,675
Total	$96,354

Schedule of Bank Loans

The details of bank loans during the year ended December 31, 2019 are as follows:

		Repayment frequency
Loan from Bank of Beijing (1) Due August 15, 2022, at 6.46% per annum	$7,163	Quarterly
Loan from Bank of China (2) Due November 7, 2028, at 6.272% per annum	73,052	Semi-annually
Loan from Shenzhen Rural Commercial Bank (3) Due December 20, 2024, at 6.15% per annum	12,034	Note (6)
Loan from China Everbright Bank (4) Due October 20, 2020, at 5.22% per annum	1,433	Quarterly
Loan from Industrial Bank (5) Due October 20, 2022, at 6.175% per annum	4,298	Quarterly
Total	$97,980